Management of financial risk - Trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	¥ 506,535	¥ 710,669
Financial assets	3,161,370	6,396,579
Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	582,068	779,458
Gross carrying amount | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.		779,458
Contract assets.		153,204
Gross carrying amount of trade receivables and contract assets		932,662
Impairment loss allowance
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	(75,533)	(68,789)
Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.		68,789
Contract assets.		57,379
Financial assets		(126,168)
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	707,910	¥ 932,662
Credit risk | Gross carrying amount | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	582,068
Contract assets.	125,842
Gross carrying amount of trade receivables and contract assets	707,910
Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Financial assets	(137,955)
Trade receivable. | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	75,533
Contract asset | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	¥ 62,422